Dec. 28, 2015
AC ALTERNATIVES INCOME FUND

American Century Capital Portfolios, Inc. Prospectus Supplement AC Alternatives™ Income Fund
Supplement dated December 28, 2015 ■ Prospectus dated May 8, 2015

Effective December 24, 2015, Third Avenue Management LLC ("Third Avenue") will no longer serve as an underlying subadvisor for the fund. All references to Third Avenue in the prospectus are hereby deleted.

The following replaces the investment strategy and underlying subadvisor table in the Principal Investment Strategies section on page 4 of the statutory prospectus.

Investment Strategy	Underlying Subadvisor
Opportunistic Corporate Credit	Arrowpoint Asset Management, LLC
Structured Credit	Good Hill Partners LP
Corporate Credit	Sankaty Advisors, LLC
Income-oriented Equity, Overlay and MLPs	PWP